PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Depreciation	$ 28,622	$ 114,489	$ 116,119
Gains on disposals of property, plant and equipment	29,766		15,892
Gain (loss) on acquisition and sale of exploration and evaluation assets	1,305,237	6,834,999	5,393,305
Additions other than through business combinations, property, plant and equipment			7,013
Disposals, property, plant and equipment		23,555	21,041
Proceeds from sales of property, plant and equipment, classified as investing activities			36,933
Field [Member]
Statement [Line Items]
Gain (loss) on acquisition and sale of exploration and evaluation assets	6,866
Exploration and evaluation assets [Member]
Statement [Line Items]
Depreciation	$ 10,722	$ 21,711	34,633
Disposals, property, plant and equipment			$ 6,490